UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08985

Western Asset Corporate Loan Fund Inc.

(Exact name of registrant as specified in charter)

620 Eighth Avenue, 49th Floor, New York, NY 10018

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888)-777-0102

Date of fiscal year end: September 30

Date of reporting period: December 31, 2018

ITEM 1.	SCHEDULE OF INVESTMENTS.

WESTERN ASSET CORPORATE LOAN FUND INC.

FORM N-Q

DECEMBER 31, 2018

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
SENIOR LOANS - 135.2%
Basic Industry(a)(b) - 4.4%
Frontdoor Inc., Initial Term Loan (1 mo. LIBOR + 2.500%)	5.063%	8/16/25	$199,500	$192,518	(c)(d)
HB Fuller Co., Term Loan B (1 mo. LIBOR + 2.000%)	4.470%	10/20/24	729,998	688,023	(d)
Murray Energy Corp., Superiority Term Loan B2 (3 mo. LIBOR + 7.250%)	9.777%	10/17/22	375,003	315,002	(d)
PQ Corp., Third Amendment Term Loan B1 (3 mo. LIBOR + 2.500%)	5.027%	2/8/25	1,004,931	955,312	(d)
Starfruit FInco BV, Initial Dollar Term Loan (1 mo. LIBOR + 3.250%)	5.599%	10/1/25	1,110,000	1,043,400	(c)(d)
Vantage Specialty Chemicals Inc., Closing Date First Lien Term Loan	5.995-6.022%	10/28/24	1,429,399	1,386,518	(c)

Total Basic Industry				4,580,773

Capital Goods(a)(b) - 14.9%
American Builders & Contractors Supply Co. Inc., Term Loan B2 (1 mo. LIBOR + 2.000%)	4.522%	10/31/23	692,061	660,424	(d)
American Traffic Solutions Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.750%)	6.272%	2/28/25	785,072	766,100	(d)
Beacon Roofing Supply Inc., Initial Term Loan (1 mo. LIBOR + 2.250%)	4.682%	1/2/25	1,053,646	1,004,915	(d)
Berry Global Inc., Term Loan Q (1 mo. LIBOR + 2.000%)	4.387%	10/1/22	435,145	424,538	(d)
Berry Global Inc., Term Loan R (1 mo. LIBOR + 2.000%)	4.387%	1/19/24	275,100	268,051	(d)
Brookfield WEC Holdings Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.750%)	6.272%	8/1/25	720,000	698,940	(d)
BWAY Holding Co., Initial Term Loan (3 mo. LIBOR + 3.250%)	5.658%	4/3/24	1,143,396	1,079,794	(d)
Concrete Pumping Holdings Inc., Initial Term Loan (3 mo. LIBOR + 6.000%)	8.811%	11/14/25	390,000	378,300	(d)
Core & Main LP, Initial Term Loan (3 mo. LIBOR + 3.000%)	5.707-5.738%	8/1/24	732,600	710,622	(d)
Ply Gem Midco Inc., Initial Term Loan (3 mo. LIBOR + 3.750%)	6.175%	4/12/25	666,650	609,985	(c)(d)
Printpack Holdings Inc., New Term Loan (1 mo. LIBOR + 3.000%)	5.563%	7/26/23	658,093	621,898	(c)(d)
Quikrete Holdings Inc., Initial First Lien Term Loan (1 mo. LIBOR + 2.750%)	5.272%	11/15/23	971,293	926,977	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Capital Goods(a)(b) - (continued)
Reynolds Group Holdings Inc., Incremental Term Loan (1 mo. LIBOR + 2.750%)	5.272%	2/5/23	$2,217,189	$2,122,958	(d)
Ring Container Technologies LLC, First Lien Initial Term Loan (1 mo. LIBOR + 2.750%)	5.272%	10/31/24	584,099	557,815	(c)(d)
Transdigm Inc., 2018 New Term Loan E (1 mo. LIBOR + 2.500%)	5.022%	5/30/25	1,055,936	999,180	(d)
Transdigm Inc., 2018 New Term Loan F (1 mo. LIBOR + 2.500%)	5.022%	6/9/23	938,161	888,907	(d)
Travelport Finance (Luxembourg) SARL, Initial Term Loan (3 mo. LIBOR + 2.500%)	5.116%	3/17/25	870,571	857,513	(d)
Ventia Deco LLC, 2017 Refinancing Term Loan B (3 mo. LIBOR + 3.500%)	6.303%	5/20/22	352,112	346,830	(c)(d)
Vertex Aerospace Service Corp., Initial Term Loan (1 mo. LIBOR + 4.750%)	7.272%	6/29/25	388,050	385,140	(d)
WP CPP Holdings LLC, First Lien Initial Term Loan (3 mo. LIBOR + 3.750%)	6.280%	4/30/25	857,850	829,970	(d)
WP CPP Holdings LLC, Second Lien Term Loan (3 mo. LIBOR + 7.750%)	10.280%	4/30/26	410,000	403,337	(d)

Total Capital Goods				15,542,194

Communications (a)(b) - 16.0%
Advantage Sales & Marketing Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.250%)	5.772%	7/23/21	677,813	601,559	(d)
Advantage Sales & Marketing Inc., Second Lien Term Loan (1 mo. LIBOR + 6.500%)	9.022%	7/25/22	370,000	293,595	(d)
Ancestry.com Operations Inc., Term Loan B (1 mo. LIBOR + 3.250%)	5.780%	10/19/23	1,097,804	1,049,775	(d)
CBS Radio Inc., Term Loan B1 (1 mo. LIBOR + 2.750%)	5.256%	11/18/24	920,319	866,250	(c)(d)
CenturyLink Inc., Initial Term Loan B (1 mo. LIBOR + 2.750%)	5.272%	1/31/25	722,751	676,901	(d)
Charter Communications Operating LLC, Term Loan B (1 mo. LIBOR + 2.000%)	4.530%	4/30/25	238,196	229,025	(d)
CSC Holdings LLC, 2017 Refinancing Term Loan (1 mo. LIBOR + 2.250%)	4.705%	7/17/25	249,622	235,893	(d)
CSC Holdings LLC, January 2018 Term Loan (1 mo. LIBOR + 2.500%)	4.955%	1/25/26	1,243,750	1,192,964	(d)
GoodRX Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.000%)	5.432%	10/10/25	1,020,000	983,450	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Communications(a)(b) - (continued)
Lions Gate Capital Holdings LLC, Term Loan B (1 mo. LIBOR + 2.250%)	4.772%	3/24/25	$702,630	$676,867	(d)
Meredith Corp., Term Loan B1 (1 mo. LIBOR + 2.750%)	5.272%	1/31/25	560,787	545,646	(d)
Numericable U.S. LLC, USD Incremental Term Loan B13 (1 mo. LIBOR + 4.000%)	6.455%	8/14/26	390,000	367,575	(d)
Numericable U.S. LLC, USD Term Loan B11 (1 mo. LIBOR + 2.750%)	5.272%	7/31/25	680,096	624,413	(d)
Numericable U.S. LLC, USD Term Loan B12 (1 mo. LIBOR + 3.688%)	6.143%	1/31/26	683,050	634,596	(d)
Radio One Inc., Initial Term Loan (1 mo. LIBOR + 4.000%)	6.530%	4/18/23	811,387	780,960	(c)(d)
Shutterfly Inc., Incremental Term Loan (1 mo. LIBOR + 2.750%)	5.280%	8/17/24	308,452	299,198	(d)
Telenet Financing USD LLC, Term Loan Facility AN (1 mo. LIBOR + 2.250%)	4.705%	8/15/26	400,000	381,600	(d)
Tribune Media Company, Term Loan C (1 mo. LIBOR + 3.000%)	5.522%	1/27/24	1,010,000	993,272	(d)
UnityMedia Hessen GmbH & Co. KG, Term Loan Senior Facility B (1 mo. LIBOR + 2.250%)	4.705%	9/30/25	680,000	658,112	(d)
Univision Communications Inc., 2017 Term Loan (1 mo. LIBOR + 2.750%)	5.272%	3/15/24	1,262,757	1,147,846	(d)
UPC Financing Partnership, Term Loan Facility AR (1 mo. LIBOR + 2.500%)	4.955%	1/15/26	1,174,405	1,120,823	(d)
Virgin Media Bristol LLC, Term Loan K (1 mo. LIBOR + 2.500%)	4.955%	1/15/26	1,960,000	1,863,470	(d)
Ziggo Secured Finance Partnership, Term Loan E (1 mo. LIBOR + 2.500%)	4.955%	4/15/25	500,000	472,813	(d)

Total Communications				16,696,603

Consumer Cyclical(a)(b) - 35.7%
1011778 BC Unlimited Liability Co., Term Loan B3 (1 mo. LIBOR + 2.250%)	4.772%	2/16/24	1,032,594	985,258	(d)
Academy Ltd., Initial Term Loan (1 mo. LIBOR + 4.000%)	6.349%	7/1/22	652,638	439,715	(d)
Alterra Mountain Company, Initial Term Loan (1 mo. LIBOR + 3.000%)	5.522%	7/31/24	1,528,564	1,476,338	(d)
American Axle & Manufacturing Inc., Term Loan B	4.740-4.760%	4/6/24	1,120,409	1,066,909	(d)
AP NMT Acquisition BV, First Lien Dollar Term Loan B (3 mo. LIBOR + 5.750%)	8.148%	8/13/21	790,352	760,056	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - (continued)
ASHCO LLC, Initial Term Loan (1 mo. LIBOR + 5.000%)	7.522%	9/25/24	$928,779	$892,208	(d)
BJ’s Wholesale Club Inc., 2018 Other Term Loan (1 mo. LIBOR + 3.000%)	5.432%	2/5/24	497,951	484,050	(d)
BrightView Landscapes LLC, Initial Term Loan (1 mo. LIBOR + 2.500%)	5.000-5.063%	8/15/25	1,004,950	962,240	(c)(d)
Brookfield Property REIT Inc., Initial Term Loan B (1 mo. LIBOR + 2.500%)	5.022%	8/27/25	1,180,000	1,114,889	(d)
Caesars Resort Collection LLC, Term Loan B (1 mo. LIBOR + 2.750%)	5.272%	12/23/24	1,810,930	1,738,493	(d)
CCM Merger Inc., Term Loan (1 mo. LIBOR + 2.250%)	4.772%	8/6/21	657,425	640,990	(d)
CEC Entertainment Inc., First Lien Term Loan B (1 mo. LIBOR + 3.250%)	5.772%	2/15/21	532,882	496,513	(d)
CityCenter Holdings LLC, Refinancing Term Loan (1 mo. LIBOR + 2.250%)	4.772%	4/18/24	1,417,609	1,347,614	(d)
Crossmark Holdings Inc., First Lien Term Loan (3 mo. LIBOR + 3.500%)	6.303%	12/20/19	516,919	160,245	(c)(d)
CWGS Group LLC, Term Loan (1 mo. LIBOR + 2.750%)	5.129-5.272%	11/8/23	1,118,302	1,014,160	(d)
EG America LLC, Additional Facility Term Loan (3 mo. LIBOR + 4.000%)	6.813%	2/7/25	557,694	537,477	(d)(e)
EG Dutch Finco BV, USD Term Loan Facility B (3 mo. LIBOR + 4.000%)	6.813%	2/7/25	79,462	76,582	(d)
Equinox Holdings Inc., Second Lien Initial Term Loan (1 mo. LIBOR + 7.000%)	9.522%	9/6/24	420,000	424,200	(c)(d)
Equinox Holdings Inc., Term Loan B1 (1 mo. LIBOR + 3.000%)	5.522%	3/8/24	982,015	950,713	(d)
Fitness International LLC, Term Loan B (1 mo. LIBOR + 3.250%)	5.772%	4/18/25	1,198,490	1,144,558	(d)
Four Seasons Hotels Ltd., Restated Term Loan (1 mo. LIBOR + 2.000%)	4.522%	11/30/23	637,411	611,118	(d)
Garda World Security Corp., Incremental Term Loan B	6.236-8.000%	5/24/24	1,167,016	1,115,959	(d)
Golden Nugget Inc., Term Loan B (3 mo. LIBOR + 2.750%)	5.186-5.277%	10/4/23	778,882	746,169	(d)
Greektown Holdings LLC, Initial Term Loan (1 mo. LIBOR + 2.750%)	5.272%	4/25/24	1,492,300	1,477,377	(d)
GVC Holdings PLC, USD Term Loan Facility B2 (1 mo. LIBOR + 2.500%)	5.022%	3/29/24	516,100	503,520	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical (a)(b) - (continued)
GYP Holdings III Corp., 2018 Incremental Term Loan (1 mo. LIBOR + 2.750%)	5.272%	6/2/25	$918,293	$872,378	(d)
IRB Holding Corp., Term Loan B (1 mo. LIBOR + 3.250%)	5.682%	2/5/25	1,302,669	1,245,948	(d)
Jo-Ann Stores LLC, Initial Term Loan (3 mo. LIBOR + 5.000%)	7.477%	10/20/23	336,227	319,416	(c)(d)
Lakeland Tours LLC, Initial Term Loan (3 mo. LIBOR + 4.000%)	6.788%	12/16/24	625,698	611,229	(d)
Leslie’s Poolmart Inc., Term Loan B2 (1 mo. LIBOR + 3.500%)	6.022%	8/16/23	1,013,424	970,776	(d)
Marriott Ownership Resorts Inc., Initial Term Loan (1 mo. LIBOR + 2.250%)	4.772%	8/29/25	330,000	322,163	(d)
Men’s Wearhouse Inc., Term Loan B2 (1 mo. LIBOR + 3.250%)	5.599%	4/9/25	99,749	96,507	(c)(d)
Michaels Stores Inc., 2018 Term Loan B (1 mo. LIBOR + 2.500%)	4.970-5.022%	1/30/23	689,225	662,230	(d)
Mohegan Tribal Gaming Authority, Term Loan B (1 mo. LIBOR + 4.000%)	6.522%	10/13/23	364,322	329,347	(d)
Penn National Gaming Inc., Term Loan Facility B1 (1 mo. LIBOR + 2.250%)	4.705%	10/15/25	430,000	415,104	(d)
PetSmart Inc., Term Loan B2 (1 mo. LIBOR + 3.000%)	5.380%	3/11/22	927,101	734,727	(d)
Prime Security Services Borrower LLC, Term Loan B1 (1 mo. LIBOR + 2.750%)	5.272%	5/2/22	186,553	179,324	(d)(e)
Realogy Group LLC, Extended 2025 Term Loan (1 mo. LIBOR + 2.250%)	4.705%	2/7/25	215,833	204,502	(d)
Scientific Games International Inc., Initial Term Loan B5	5.245-5.272%	8/14/24	1,434,804	1,350,868	(d)
Securus Technologies Holdings Inc., Delayed Draw Term Loan	—	11/1/24	260,000	251,550	(e)
Securus Technologies Holdings Inc., First Lien Initial Term Loan (1 mo. LIBOR + 4.500%)	7.022%	11/1/24	841,674	814,319	(d)
ServiceMaster Co. LLC, Term Loan C (1 mo. LIBOR + 2.500%)	5.022%	11/8/23	433,670	425,538	(d)
Spencer Gifts LLC, Term Loan B1 (1 mo. LIBOR + 4.250%)	6.720%	7/16/21	268,453	256,708	(d)
Stars Group Holdings BV, USD Term Loan (3 mo. LIBOR + 3.500%)	6.303%	7/10/25	1,145,547	1,113,021	(d)
Station Casinos LLC, Term Loan Facility B (1 mo. LIBOR + 2.500%)	5.030%	6/8/23	702,484	679,653	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Cyclical(a)(b) - (continued)
TKC Holdings Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.750%)	6.280%	2/1/23	$1,223,553	$1,167,729	(d)
Trans Union LLC, 2018 Incremental Term Loan B4 (1 mo. LIBOR + 2.000%)	4.522%	6/19/25	119,400	115,246	(d)
TransUnion LLC, 2017 Replacement Term Loan B3 (1 mo. LIBOR + 2.000%)	4.522%	4/9/23	727,301	702,391	(d)
UFC Holdings LLC, First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.780%	8/18/23	940,247	920,098	(d)
UFC Holdings LLC, Second Lien Term Loan (1 mo. LIBOR + 7.500%)	10.022%	8/18/24	830,000	823,256	(d)
World Triathlon Corp., Initial Term loan (3 mo. LIBOR + 4.000%)	6.803%	6/25/21	567,019	561,349	(c)(d)

Total Consumer Cyclical				37,312,728

Consumer Non-Cyclical(a)(b) - 31.4%
8th Avenue Food & Provisions Inc., First Lien Term Loan (1 mo. LIBOR + 3.750%)	6.099%	10/1/25	540,000	529,875	(d)
8th Avenue Food & Provisions Inc., Second Lien Term Loan (1 mo. LIBOR + 7.750%)	10.099%	10/1/26	210,000	208,950	(c)(d)
Air Medical Group Holdings Inc., 2017-2 New Term Loan (1 mo. LIBOR + 4.250%)	6.754%	3/14/25	257,400	242,671	(d)
Air Medical Group Holdings Inc., 2018 Term Loan (1 mo. LIBOR + 3.250%)	5.682%	4/28/22	1,312,862	1,225,181	(d)
Air Methods Corp., Initial Term Loan (3 mo. LIBOR + 3.500%)	6.303%	4/21/24	865,427	691,724	(d)
Akorn Inc., Term Loan (1 mo. LIBOR + 5.500%)	8.063%	4/16/21	317,428	257,646	(d)
Albany Molecular Research Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.250%)	5.772%	8/30/24	1,185,000	1,125,750	(d)
Albertson’s LLC, 2018 Term Loan B7 (1 mo. LIBOR + 3.000%)	5.522%	11/17/25	277,873	262,938	(d)
Albertson’s LLC, Replacement 2017-1 Term Loan B6 (3 mo. LIBOR + 3.000%)	5.691%	6/22/23	843,039	805,735	(d)
American Greetings Corp., Initial Term Loan (1 mo. LIBOR + 4.500%)	7.006%	4/6/24	268,650	264,620	(c)(d)
Atlantic Aviation FBO Inc., Term Loan (1 mo. LIBOR + 3.750%)	6.130%	12/6/25	740,000	735,375	(c)(d)
Bausch Health Cos. Inc., Initial Term Loan (1 mo. LIBOR + 3.000%)	5.379%	6/2/25	1,163,101	1,116,577	(d)
Catalent Pharma Solutions Inc., Dollar Term Loan (1 mo. LIBOR + 2.250%)	4.772%	5/20/24	449,760	437,953	(d)
Champ Acquisition Corp., Initial Term Loan	—	12/17/25	260,000	254,367	(e)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical(a)(b) - (continued)
Change Healthcare Holdings LLC, Closing Date Term Loan (1 mo. LIBOR + 2.750%)	5.272%	3/1/24	$1,646,898	$1,569,013	(d)
CHG Healthcare Services Inc., New Term Loan	5.522-5.527%	6/7/23	902,634	871,042	(d)
CHG PPC Parent LLC, First Lien Initial Term Loan (1 mo. LIBOR + 2.750%)	5.272%	3/31/25	149,250	143,280	(c)(d)
CHS/Community Health Systems Inc., 2021 Incremental Term H Loan (3 mo. LIBOR + 3.250%)	5.957%	1/27/21	170,463	163,773	(d)
CRCI Longhorn Holdings Inc., First Lien Closing Date Term Loan (1 mo. LIBOR + 3.500%)	5.887%	8/8/25	256,302	249,894	(d)
DJO Finance LLC, Initial Term Loan	5.646-5.772%	6/8/20	1,055,403	1,046,169	(d)
Dole Food Co. Inc., Term Loan B	5.182-7.250%	4/6/24	384,097	370,174	(d)
Endo Luxembourg Finance Company I SARL, Initial Term Loan (1 mo. LIBOR + 4.250%)	6.813%	4/29/24	467,626	441,907	(d)
Envision Healthcare Corp., Initial Term Loan (1 mo. LIBOR + 3.750%)	6.272%	10/10/25	1,150,000	1,076,847	(d)
Exactech Inc., Closing Date Term Loan (1 mo. LIBOR + 3.750%)	6.272%	2/14/25	456,550	447,419	(c)(d)
Greatbatch Ltd., Term Loan B (1 mo. LIBOR + 3.000%)	5.390%	10/27/22	784,612	765,389	(d)
HLF Financing SARL LLC, Term Loan B (1 mo. LIBOR + 3.250%)	5.772%	8/18/25	438,900	427,927	(d)
Immucor Inc., Term Loan B3 (3 mo. LIBOR + 5.000%)	7.386%	6/15/21	1,326,329	1,306,434	(d)
Jaguar Holding Co. II, 2018 Term Loan (1 mo. LIBOR + 2.500%)	5.022%	8/18/22	1,214,597	1,156,735	(d)
Kingpin Intermediate Holdings LLC, 2018 Refinancing Term Loan (1 mo. LIBOR + 3.500%)	6.020%	7/3/24	1,046,777	1,015,373	(c)(d)
Lantheus Medical Imaging Inc., 2017 New Term Loan B (1 mo. LIBOR + 3.750%)	6.272%	6/30/22	795,825	779,908	(c)(d)
LifePoint Health Inc., First Lien Term B Loan	—	11/14/25	840,000	797,300	(e)
Nomad Foods (Luxembourg) SARL, Term Loan Facility B4 (1 mo. LIBOR + 2.250%)	4.705%	5/15/24	603,121	572,965	(c)(d)
NorthRiver Midstream Finance LP, Initial Term Loan B (3 mo. LIBOR + 3.250%)	5.646%	10/1/25	977,550	958,732	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Consumer Non-Cyclical(a)(b) - (continued)
Parexel International Corp., Initial Term Loan (1 mo. LIBOR + 2.750%)	5.272%	9/27/24	$938,125	$854,866	(d)
Party City Holdings Inc., 2018 Replacement Term Loan (1 mo. LIBOR + 2.500%)	5.030%	8/19/22	590,719	574,031	(d)
Pearl Intermediate Parent LLC, First Lien Delayed Draw Term Loan (1 mo. LIBOR + 2.750%)	5.254-5.272%	2/14/25	155,630	150,755	(d)
Pearl Intermediate Parent LLC, First Lien Initial Term Loan (1 mo. LIBOR + 2.750%)	5.254%	2/14/25	304,894	295,343	(d)
Radnet Management Inc., First Lien Term Loan B1 (3 mo. LIBOR + 3.750%)	6.190%	6/30/23	1,001,926	991,906	(d)
RPI Finance Trust, Initial Term Loan B6 (1 mo. LIBOR + 2.000%)	4.522%	3/27/23	437,836	425,066	(d)
Shearer’s Foods LLC, First Lien Term Loan (1 mo. LIBOR + 4.250%)	6.772%	6/30/21	333,025	322,202	(d)
Sterigenics-Nordion Holdings LLC, Incremental Term Loan (1 mo. LIBOR + 3.000%)	5.522%	5/15/22	342,749	329,039	(d)
Surgery Center Holdings Inc., Initial Term Loan (1 mo. LIBOR + 3.250%)	5.780%	9/2/24	801,072	765,024	(d)(e)
TOMS Shoes LLC, Initial Term Loan (3 mo. LIBOR + 5.500%)	8.300%	10/30/20	294,675	234,267	(d)
U.S. Anesthesia Partners Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.000%)	5.522%	6/24/24	1,089,626	1,046,585	(d)
United Rentals Inc., Initial Term Loan (1 mo. LIBOR + 1.750%)	4.272%	10/31/25	518,700	507,807	(d)
Universal Hospital Services Inc., Delayed Draw Term Loan B	—	10/20/25	590,000	572,300	(c)(e)
Vetcor Professional Practices LLC, First Lien Initial Term Loan (1 mo. LIBOR + 3.000%)	5.522%	7/2/25	855,700	846,116	(c)(d)
Vizient Inc., Term Loan B4 (1 mo. LIBOR + 2.750%)	5.272%	2/13/23	511,913	497,356	(d)
Weight Watchers International Inc., Initial Term Loan (3 mo. LIBOR + 4.750%)	7.560%	11/29/24	931,000	921,690	(d)
Wink Holdco Inc., First Lien Initial Term Loan (1 mo. LIBOR + 3.000%)	5.522%	12/1/24	762,300	724,185	(d)
WP CityMD Bidco LLC, Refinancing Term Loan (3 mo. LIBOR + 3.500%)	6.303%	6/7/24	385,423	378,196	(d)

Total Consumer Non-Cyclical				32,756,377

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Electric(a)(b) - 2.5%
Calpine Corp., Term Loan 5	—	5/27/22	$279,277	$265,880	(e)
Eastern Power LLC, Term Loan B (1 mo. LIBOR + 3.750%)	6.272%	10/2/23	862,961	846,626	(d)
Panda Temple Power LLC, Second Lien Term Loan (1 mo. LIBOR + 8.000% PIK)	10.455%	2/7/23	316,573	316,573	(c)(d)(f)
Terra-Gen Finance Co. LLC, Term Loan (1 mo. LIBOR + 4.250%)	6.770%	12/9/21	314,871	259,769	(c)(d)
Vistra Operations Co. LLC, Initial Term Loan B1 (1 mo. LIBOR + 2.000%)	4.522%	8/4/23	948,739	913,636	(d)

Total Electric				2,602,484

Energy(a)(b) - 4.8%
BCP Renaissance Parent LLC, Initial Term Loan (3 mo. LIBOR + 3.500%)	6.027%	10/31/24	756,200	736,586	(d)
KCA Deutag Alpha Ltd., Term Loan B (3 mo. LIBOR + 6.750%)	9.553%	2/28/23	597,000	492,525	(c)(d)
Lucid Energy Group II Borrower LLC, Initial Term Loan (1 mo. LIBOR + 3.000%)	5.504%	2/17/25	744,375	684,825	(d)
Medallion Midland Acquisition LLC, Initial Term Loan (1 mo. LIBOR + 3.250%)	5.772%	10/30/24	811,800	760,048	(d)
MEG Energy Corp., Initial Term Loan (1 mo. LIBOR + 3.500%)	6.030%	12/31/23	495,950	488,097	(d)(e)
Navitas Midstream Midland Basin LLC, Initial Term Loan (1 mo. LIBOR + 4.500%)	7.004%	12/13/24	188,100	180,576	(d)
Paragon Offshore Finance Co., Term Loan	—	—	1,830	796	(c)(g)
Penn Virginia Holdings Corp., Second Lien Advance Term Loan (1 mo. LIBOR + 7.000%)	9.530%	9/29/22	390,000	386,100	(c)(d)
Permian Production Partners LLC, Initial Advances Term Loan (1 mo. LIBOR + 6.000%)	8.510%	5/20/24	819,000	802,620	(c)(d)
Traverse Midstream Partners LLC, Advance Term Loan (2 mo. LIBOR + 4.000%)	6.600%	9/27/24	560,000	539,000	(d)

Total Energy				5,071,173

Financial Other(a)(b) - 3.8%
Avolon TLB Borrower 1 (US) LLC, Term Loan B3	—	1/15/25	922,943	890,850	(e)
Blackhawk Network Holdings Inc., First Lien Term Loan (1 mo. LIBOR + 3.000%)	5.522%	6/15/25	726,350	693,361	(d)
Financial & Risk US Holdings Inc., Initial Dollar Term Loan (1 mo. LIBOR + 3.750%)	6.272%	10/1/25	890,000	834,820	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Financial Other(a)(b) - (continued)
Finco I LLC, 2018 Term Loan B (1 mo. LIBOR + 2.000%)	4.522%	12/27/22	$522,489	$509,427	(d)
Verscend Holdings Corp., Term Loan B (1 mo. LIBOR + 4.500%)	7.022%	8/27/25	668,325	648,275	(d)
VFH Parent LLC, Term Loan B2 (3 mo. LIBOR + 2.750%)	5.554%	12/30/21	352,077	349,437	(c)(d)

Total Financial Other				3,926,170

Industrial Other(a)(b) - 2.5%
Allflex Holdings III Inc., First Lien Initial Term Loan (3 mo. LIBOR + 3.250%)	5.699%	7/17/20	401,436	398,048	(d)
Allflex Holdings III Inc., Second Lien Initial Term Loan (3 mo. LIBOR + 7.000%)	9.477%	7/19/21	789,245	781,353	(d)
Laureate Education Inc., Series 2024 Term Loan (3 mo. LIBOR + 3.500%)	6.027%	4/26/24	783,750	771,014	(d)
Lineage Logistics LLC, Term Loan (1 mo. LIBOR + 3.000%)	5.522%	2/27/25	704,053	667,970	(d)

Total Industrial Other				2,618,385

Insurance(a)(b) - 3.0%
Asurion LLC, New Term Loan B7 (1 mo. LIBOR + 3.000%)	5.522%	11/3/24	1,045,673	1,001,232	(d)(e)
MPH Acquisition Holdings LLC, Initial Term Loan (3 mo. LIBOR + 2.750%)	5.553%	6/7/23	1,247,063	1,179,410	(d)
NMI Holdings Inc., Initial Term Loan (1 mo. LIBOR + 4.750%)	7.272%	5/24/23	308,450	303,823	(c)(d)
Sedgwick Claims Management Services Inc., Term Loan	—	11/6/25	680,000	652,234	(e)

Total Insurance				3,136,699

REITS(a)(b) - 1.2%
Communications Sales & Leasing Inc., Term Loan B (1 mo. LIBOR + 3.000%)	5.522%	10/24/22	587,555	529,288	(d)
iStar Inc., Term Loan B (1 mo. LIBOR + 2.750%)	5.130-5.220%	6/28/23	726,350	699,112	(c)(d)

Total REITS				1,228,400

Technology(a)(b) - 14.5%
Access CIG LLC, 2018 First Lien Incremental Term Loan (3 mo. LIBOR + 3.750%)	6.457%	2/27/25	158,800	154,830	(d)
Access CIG LLC, First Lien Delayed Draw Term Loan	—	2/27/25	80,161	78,157	(e)
Access CIG LLC, First Lien Term Loan B (3 mo. LIBOR + 3.750%)	6.457%	2/27/25	638,543	622,580	(d)

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Technology(a)(b) - (continued)
Ascend Learning LLC, Initial Term Loan (1 mo. LIBOR + 3.000%)	5.522%	7/12/24	$794,937	$755,190	(d)
DigiCert Holdings Inc., First Lien Term Loan	—	10/31/24	1,243,758	1,197,117	(c)(e)
Donnelley Financial Solutions Inc., 2017 Refinancing Term Loan (1 week LIBOR + 3.000%)	5.420%	9/29/23	47,643	46,690	(c)(d)
Finastra USA Inc., First Lien Dollar Term Loan (3 mo. LIBOR + 3.500%)	6.303%	6/13/24	1,165,044	1,089,899	(d)
First Data Corp., 2024 Term Loan A (1 mo. LIBOR + 2.000%)	4.504%	4/26/24	2,249,143	2,154,960	(d)
Hyland Software Inc., 2018 Refinancing Term Loan (1 mo. LIBOR + 3.500%)	—	7/1/24	513,373	495,833	(e)
Iron Mountain Information Management LLC, Term Loan B (1 mo. LIBOR + 1.750%)	4.272%	1/2/26	465,978	441,514	(d)
MA Financeco LLC, Term Loan B2 (1 mo. LIBOR + 2.250%)	4.772%	11/19/21	297,750	285,468	(d)
MA Financeco LLC, Term Loan B3 (1 mo. LIBOR + 2.500%)	5.022%	6/21/24	143,372	134,053	(d)
McAfee LLC, USD Term Loan B (1 mo. LIBOR + 3.750%)	6.272%	9/30/24	428,931	419,495	(d)(e)
Microchip Technology Inc., Initial Term Loan (1 mo. LIBOR + 2.000%)	4.530%	5/29/25	1,166,590	1,109,719	(d)
Seattle Escrow Borrower LLC, Initial Term Loan (1 mo. LIBOR + 2.500%)	5.022%	6/21/24	968,228	905,293	(d)
Severin Acquisition LLC, First Lien Term Loan (1 mo. LIBOR + 3.250%)	5.629%	8/1/25	652,500	628,031	(d)
Sophia LP, Term Loan B (3 mo. LIBOR + 3.250%)	6.053%	9/30/22	605,530	582,444	(d)
Sound Inpatient Physicians Inc., First Lien Initial Term Loan (1 mo. LIBOR + 2.750%)	5.272%	6/27/25	995,000	967,637	(d)
Sound Inpatient Physicians Inc., Second Lien Initial Term loan (1 mo. LIBOR + 6.750%)	9.272%	6/26/26	120,000	116,400	(d)
Tempo Acquisition LLC, Initial Term Loan (1 mo. LIBOR + 3.000%)	5.522%	5/1/24	554,372	532,197	(d)
Verifone Systems Inc., First Lien Initial Term Loan (3 mo. LIBOR + 4.000%)	6.645%	8/20/25	1,120,000	1,085,933	(d)
Web.com Group Inc., First Lien Initial Term Loan (3 mo. LIBOR + 3.750%)	6.170%	10/10/25	880,000	849,750	(d)
Zotec Partners LLC, Term Loan (1 mo. LIBOR + 5.000%)	7.510%	2/14/24	500,438	489,178	(c)(d)

Total Technology				15,142,368

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Transportation(a)(b) - 0.5%
Commercial Barge Line Co., Initial Term Loan (1 mo. LIBOR + 8.750%)	11.272%	11/12/20	$191,428	$139,742	(c)(d)
Syncreon Group BV, Term Loan (3 mo. LIBOR + 4.250%)	6.777%	10/28/20	473,954	408,193	(d)

Total Transportation				547,935

TOTAL SENIOR LOANS (Cost - $147,616,510)				141,162,289

CORPORATE BONDS & NOTES - 10.0%
COMMUNICATION SERVICES - 1.0%
Interactive Media & Services - 0.2%
Match Group Inc., Senior Notes	6.375%	6/1/24	170,000	173,613

Wireless Telecommunication Services - 0.8%
Sprint Corp., Senior Notes	7.250%	9/15/21	200,000	205,200
Sprint Corp., Senior Notes	7.875%	9/15/23	650,000	668,687

Total Wireless Telecommunication Services				873,887

TOTAL COMMUNICATION SERVICES				1,047,500

CONSUMER DISCRETIONARY - 1.4%
Auto Components - 0.1%
Adient Global Holdings Ltd., Senior Notes	4.875%	8/15/26	200,000	154,000	(h)

Diversified Consumer Services - 0.8%
Prime Security Services Borrower LLC/Prime Finance Inc., Secured Notes	9.250%	5/15/23	772,000	798,055	(h)

Hotels, Restaurants & Leisure - 0.5%
Scientific Games International Inc., Senior Secured Notes	5.000%	10/15/25	450,000	402,750	(h)
Viking Cruises Ltd., Senior Notes	6.250%	5/15/25	70,000	69,300	(h)

Total Hotels, Restaurants & Leisure				472,050

TOTAL CONSUMER DISCRETIONARY				1,424,105

ENERGY - 4.6%
Energy Equipment & Services - 1.4%
KCA Deutag UK Finance PLC, Senior Secured Notes	7.250%	5/15/21	200,000	163,000	(h)
KCA Deutag UK Finance PLC, Senior Secured Notes	9.875%	4/1/22	680,000	561,000	(h)
Precision Drilling Corp., Senior Notes	7.750%	12/15/23	500,000	463,125
Transocean Inc., Senior Notes	7.250%	11/1/25	400,000	351,000	(h)

Total Energy Equipment & Services				1,538,125

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Oil, Gas & Consumable Fuels - 3.2%
Berry Petroleum Co., LLC, Senior Notes	7.000%	2/15/26	$840,000	$760,200	(h)
Endeavor Energy Resources LP/EER Finance Inc., Senior Notes	5.500%	1/30/26	350,000	360,062	(h)
Genesis Energy LP/Genesis Energy Finance Corp., Senior Notes	5.625%	6/15/24	510,000	439,875
Magnum Hunter Resources Corp. Escrow	—	—	120,000	0	*(c)(g)(i)
NGPL PipeCo LLC, Senior Notes	7.768%	12/15/37	520,000	595,400	(h)
Northern Oil and Gas Inc., Secured Notes	9.500%	5/15/23	290,000	280,575
Range Resources Corp., Senior Notes	5.875%	7/1/22	130,000	120,900
Teine Energy Ltd., Senior Notes	6.875%	9/30/22	790,000	770,250	(h)

Total Oil, Gas & Consumable Fuels				3,327,262

TOTAL ENERGY				4,865,387

FINANCIALS - 0.7%
Consumer Finance - 0.3%
Navient Corp., Senior Notes	6.500%	6/15/22	310,000	289,463

Diversified Financial Services - 0.4%
DAE Funding LLC, Senior Notes	4.500%	8/1/22	470,000	452,375	(h)

TOTAL FINANCIALS				741,838

HEALTH CARE - 0.4%
Health Care Providers & Services - 0.3%
Agiliti Health Inc., Secured Notes	7.625%	8/15/20	60,000	59,625
Tenet Healthcare Corp., Secured Notes	7.500%	1/1/22	270,000	274,387	(h)

Total Health Care Providers & Services				334,012

Pharmaceuticals - 0.1%
Bausch Health Cos. Inc., Senior Notes	9.000%	12/15/25	70,000	69,913	(h)

TOTAL HEALTH CARE				403,925

INDUSTRIALS - 0.9%
Commercial Services & Supplies - 0.6%
ADT Security Corp., Senior Secured Notes	6.250%	10/15/21	310,000	315,812
Brink’s Co., Senior Notes	4.625%	10/15/27	290,000	264,625	(h)

Total Commercial Services & Supplies				580,437

Machinery - 0.2%
Cleaver-Brooks Inc., Senior Secured Notes	7.875%	3/1/23	220,000	212,850	(h)

Marine - 0.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., Senior Secured Notes	8.125%	11/15/21	200,000	151,000	(h)

TOTAL INDUSTRIALS				944,287

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MATERIALS - 0.8%
Containers & Packaging - 0.3%
ARD Securities Finance SARL, Senior Secured Notes (8.750% PIK)	8.750%	1/31/23	$345,079	$293,317	(f)(h)

Metals & Mining - 0.5%
First Quantum Minerals Ltd., Senior Notes	7.250%	4/1/23	230,000	203,263	(h)
Northwest Acquisitions ULC/Dominion Finco Inc., Secured Notes	7.125%	11/1/22	320,000	316,896	(h)

Total Metals & Mining				520,159

TOTAL MATERIALS				813,476

REAL ESTATE - 0.2%
Equity Real Estate Investment Trusts (REITs) - 0.2%
MPT Operating Partnership LP/MPT Finance Corp., Senior Notes	5.250%	8/1/26	260,000	246,350

TOTAL CORPORATE BONDS & NOTES (Cost - $11,082,644)				10,486,868

			SHARES
COMMON STOCKS - 1.0%
CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.2%
Dayco Products LLC			4,745	174,379	*
Dayco Products LLC			167	6,137	*

Total Automobiles				180,516

Household Durables - 0.1%
EveryWare Global			66,667	125,001	*(c)

TOTAL CONSUMER DISCRETIONARY				305,517

ENERGY - 0.2%
Energy Equipment & Services - 0.0%
Paragon Offshore Litigation Trust A			503	534	(c)
Paragon Offshore Litigation Trust B			252	9,576	(c)

Total Energy Equipment & Services				10,110

Oil, Gas & Consumable Fuels - 0.2%
Blue Ridge Mountain Resources Inc.			45,562	182,248	*(c)(g)

TOTAL ENERGY				192,358

UTILITIES - 0.5%
Electric Utilities - 0.5%
Panda Temple Power LLC			21,649	497,927	*

TOTAL COMMON STOCKS (Cost - $2,757,972)				995,802

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $161,457,126)				152,644,959

See Notes to Schedule of Investments.

WESTERN ASSET CORPORATE LOAN FUND INC.

Schedule of investments (unaudited) (cont’d)	December 31, 2018

SECURITY†	RATE	SHARES	VALUE
SHORT-TERM INVESTMENTS - 3.3%
Dreyfus Government Cash Management, Institutional Shares (Cost - $3,434,762)	2.471%	3,434,762	$3,434,762

TOTAL INVESTMENTS - 149.5% (Cost - $164,891,888)			156,079,721
Liabilities in Excess of Other Assets - (49.5)%			(51,669,668)

TOTAL NET ASSETS - 100.0%			$104,410,053

†	Securities held by the Fund are subject to a lien, granted to the lenders, to the extent of the borrowing outstanding and any additional expenses.

*	Non-income producing security.

(a)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.

(b)	Interest rates disclosed represent the effective rates on collateralized and uncollateralized senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.

(c)	Security is valued using significant unobservable inputs (Note 1).

(d)

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(e)	All or a portion of this loan is unfunded as of December 31, 2018. The interest rate for fully unfunded term loans is to be determined.

(f)	Payment-in-kind security for which the issuer has the option at each interest payment date of making interest payments in cash or additional debt securities.

(g)	Security is valued in good faith in accordance with procedures approved by the Board of Directors (Note 1).

(h)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(i)	Value is less than $1.

Abbreviations used in this schedule:

LIBOR	— London Interbank Offered Rate
PIK	— Payment-In-Kind
REIT	— Real Estate Investment Trust
USD	— United States Dollar

This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Western Asset Corporate Loan Fund Inc. (the “Fund”) was incorporated in Maryland and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund’s investment objective is to maximize current income consistent with prudent efforts to preserve capital. The Fund invests primarily in floating- or variable-rate collateralized senior loans to corporations, partnerships or other business entities operating in various industries and geographic regions.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. The valuations for fixed income securities and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/ dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors.

The Board of Directors is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Directors, is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Directors. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded

Notes to Schedule of Investments (unaudited) (continued)

security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Directors, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Directors quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited) (continued)

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)		TOTAL
Long-Term Investments†:
Senior Loans:
Basic Industry	—	$1,958,337	$2,622,436		$4,580,773
Capital Goods	—	13,405,666	2,136,528		15,542,194
Communications	—	15,049,393	1,647,210		16,696,603
Consumer Cyclical	—	34,788,771	2,523,957		37,312,728
Consumer Non-Cyclical	—	27,170,071	5,586,306		32,756,377
Electric	—	2,026,142	576,342		2,602,484
Energy	—	3,389,132	1,682,041		5,071,173
Financial Other	—	3,576,733	349,437		3,926,170
Industrial Other	—	2,618,385	—		2,618,385
Insurance	—	2,832,876	303,823		3,136,699
REITS	—	529,288	699,112		1,228,400
Technology	—	13,409,383	1,732,985		15,142,368
Transportation	—	408,193	139,742		547,935
Corporate Bonds & Notes
Energy	—	4,865,387	0	*	4,865,387
Other corporate bonds & notes	—	5,621,481	—		5,621,481
Common Stocks:
Consumer Discretionary	—	180,516	125,001		305,517
Energy	—	—	192,358		192,358
Utilities	—	497,927	—		497,927

Total Long-Term Investments	—	132,327,681	20,317,278		152,644,959

Short-Term Investments†	$3,434,762	—	—		3,434,762

Total Investments	$3,434,762	$132,327,681	$20,317,278		$156,079,721

†	See Schedule of Investments for additional detailed categorizations.

*	Amount represents less than $1.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Balance as of September 30, 2018	Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Senior Loans:
Basic Industry	$416,802	—	$5,478	$(62,570)	$1,445,652
Capital Goods	496,069	$(120)	(1,530)	(4,419)	—
Communications	—	—	—	—	—
Consumer Cyclical	888,051	1,216	—	(36,080)	100,000

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities	Balance as of September 30, 2018		Accrued premiums/ discounts	Realized gain (loss)	Change in unrealized appreciation (depreciation)[1]	Purchases
Consumer Non-Cyclical	$1,432,198		$595	$18	$(77,255)	$1,323,325
Electric	613,025		(105)	(2,852)	(18,001)	5,827
Energy	1,224,580		(357)	193	(24,400)	—
Financial Other	—		—	—	—	—
Insurance	312,704		70	3	(8,179)	—
REITS	727,504	†	2,054	2	(28,623)	—
Technology	626,713		193	28	(76,634)	1,255,582
Transportation	—		—	—	—	—
Corporate Bonds & Notes:
Energy	0	*	—	—	—	—
Common Stocks:
Consumer
Discretionary	301,833		—	—	3,684	—
Energy	236,723		—	—	(44,365)	—
Utilities	522,282		—	—	(24,355)	—

Total	$7,798,484		$3,546	$1,340	$(401,197)	$4,130,386

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of December 31, 2018	Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2018[1]
Senior Loans:
Basic Industry	$(418,844)	$1,235,918	—	$2,622,436	$(59,134)
Capital Goods	(490,000)	2,136,528	—	2,136,528	—
Communications	—	1,647,210	—	1,647,210	—
Consumer Cyclical	(1,736)	1,866,101	$(293,595)	2,523,957	(12,209)
Consumer
Non-Cyclical	(2,825)	3,167,896	(257,646)	5,586,306	(26,339)
Electric	(21,552)	—	—	576,342	(18,001)
Energy	(10,500)	492,525	—	1,682,041	(24,400)
Financial Other	—	349,437	—	349,437	—
Insurance	(775)	—	—	303,823	(8,179)
REITS	(1,825)	—	—	699,112	(28,623)
Technology	(3,187)	46,690	(116,400)	1,732,985	(71,819)

Notes to Schedule of Investments (unaudited) (continued)

Investments in Securities (cont’d)	Sales	Transfers into Level 3[2]	Transfers out of Level 3[3]	Balance as of December 31, 2018		Net change in unrealized appreciation (depreciation) for investments in securities still held at December 31, 2018[1]
Transportation	—	$139,742	—	$139,742		—
Corporate Bonds & Notes:
Energy	—	—	—	0	*	—
Common Stocks:
Consumer
Discretionary	—	—	$(180,516)	125,001		$3,684
Energy	—	—	—	192,358		(44,365)
Utilities	—	—	(497,927)	—		—

Total	$(951,244)	$11,082,047	$(1,346,084)	$20,317,278		$(289,385)

The Fund’s policy is to recognize transfers between levels as of the end of the reporting period.

†	Security formerly shown under Property & Real Estate.

*	Amount represents less than $1.

[1]

Change in unrealized appreciation (depreciation) includes net unrealized appreciation (depreciation) resulting from changes in investment values during the reporting period and the reversal of previously recorded unrealized appreciation (depreciation) when gains or losses are realized.

[2]	Transferred into Level 3 as a result of the unavailability of a quoted price in an active market for an identical investment or the unavailability of other significant observable inputs.

[3]	Transferred out of Level 3 as a result of the availability of a quoted price in an active market for an identical investment or the availability of other significant observable inputs.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Corporate Loan Fund Inc.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ JANE TRUST
Jane Trust
Chief Executive Officer

Date:	February 25, 2019

By	/s/ RICHARD F. SENNETT
Richard F. Sennett
Principal Financial Officer

Date:	February 25, 2019